Prepayments, Deposits And Other Receivables - Summary of prepayments, deposits and other receivables (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Prepayments And Other Assets [Line Items]
Consideration receivables on disposal of investments to an independent third party	$ 361,880,000	$ 0
Consideration receivable on disposal of subsidiaries to independent third parties (Note 5(c))	350,000,000	0
Receivables from former subsidiaries	187,300,371	0
Prepayments	14,143,937	20,720,272
Deposits	899,027	516,399
Other receivables	58,359,326	679,711
Less: impairment loss provided under expected credit loss model	(3,920,121)	0
Prepayments, deposits and other receivables	$ 968,662,540	$ 21,916,382